Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,413,000
Previously Paid Amount	0.00
Total Fee Amount	333.24
Total Offset Amount	0.00
Net Fee	333.24
Narrative - Max Aggregate Offering Price	$ 2,413,000
Final Prospectus	true